Derivative Financial Instruments - Details of quantitative disclosure of debt cash flow's maturities (Parenthetical) (Detail)	Dec. 31, 2017 $ / $	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	19.7867
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	19.7867	20.664
Japan, Yen [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	0.1757	0.17721
Pound sterling [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	26.7724	25.30513
Mexican Unidad de Inversion [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	5.934551	5.562883
EURO [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	23.7549	21.6724
Switzerland, Francs [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	20.2992	20.19744
Australia, Dollars [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	15.4752	14.88428